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                                         MetLife Investors USA Insurance Company
                                         5 Park Plaza, Suite 1900
                                         Irvine, CA 92614

May 4, 2009

VIA EDGAR
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Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

RE:   MetLife Investors USA Insurance Company
      MetLife Investors USA Separate Account A
      File Nos. 333-148872; 811-03365 (Pioneer PRISM L)
      Rule 497(j) Certification

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and the Statement of Additional Information for Pioneer PRISM L, both dated May 1, 2009, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and the Statement of Additional Information contained in the Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on April 23, 2009.

If you have any questions or comments, please call the undersigned at (617) 578-4796.

Sincerely,


/s/ Paula Minella
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Paula Minella
Counsel
Metropolitan Life Insurance Company